Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Loss Per Share Tables Abstract
Schedule of consolidated comprehensive loss

	2019	2018	2017
Loss attributed to shareholders	(10,825)	(22,022)	(19,729)
Basic weighted average number of shares (in 000s)	25,545	22,714	18,381
Basic and diluted loss per share	(0.42)	(0.97)	(1.07)